Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (6,752)	$ 11,322	$ (8,715)
Income tax relating to changes in revaluation surplus included in other comprehensive income	10,480	$ (139,223)
Income tax relating to changes in revaluation surplus derived from disposal of assets included in other comprehensive income	$ 2,978